Segment Reporting - Revenues and Percentage of Consolidated Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue, Major Customer [Line Items]
Revenue of Significant Customer	$ 2,450,382	$ 1,993,920	$ 1,830,085
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Revenue, Major Customer [Line Items]
Percentage of Revenue of Significant Customer	11.00%
Customer Concentration Risk [Member] | BG Group [Member]
Revenue, Major Customer [Line Items]
Revenue of Significant Customer	$ 263,400
Customer Concentration Risk [Member] | Statoil ASA [Member]
Revenue, Major Customer [Line Items]
Revenue of Significant Customer		$ 239,800	$ 250,500
Customer Concentration Risk [Member] | Statoil ASA [Member] | Sales Revenue, Net [Member]
Revenue, Major Customer [Line Items]
Percentage of Revenue of Significant Customer		12.00%	14.00%
Customer Concentration Risk [Member] | BP PLC [Member]
Revenue, Major Customer [Line Items]
Revenue of Significant Customer			$ 182,500
Customer Concentration Risk [Member] | BP PLC [Member] | Sales Revenue, Net [Member]
Revenue, Major Customer [Line Items]
Percentage of Revenue of Significant Customer			10.00%
Customer Concentration Risk [Member] | Petroleo Brasileiro SA [Member]
Revenue, Major Customer [Line Items]
Revenue of Significant Customer	$ 231,800	$ 248,200	$ 244,300
Customer Concentration Risk [Member] | Petroleo Brasileiro SA [Member] | Sales Revenue, Net [Member]
Revenue, Major Customer [Line Items]
Percentage of Revenue of Significant Customer	10.00%	12.00%	13.00%